Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of inventories	Inventories consist of:

(in thousands)	December 31, 2019	December 31, 2018
Raw materials	$375	$358
Work-in-process	279	500
Finished goods	—	—
Total Inventory	$654	$858